Property and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property and equipment
Summary of net book value of property and equipment

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Leasehold improvements	421,210	420,601
Furniture, fittings and equipment	39,542	37,201
Property and equipment, net	460,752	457,802